Provisions and contingent liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Provisions Breakdown Explanatory
USD m 30.6.22 31.3.22 31.12.21
Provisions other than provisions for expected credit

losses
3,272 3,257 3,322
Provisions for expected credit losses
1
192 221 196
Total provisions 3,465 3,478 3,518
1 Refer to Note 7c for more information.

Disclosure Of Other Provisions Explanatory
USD m
Litigation,
regulatory and
similar matters
1
Restructuring
2
Other
3
Total
Balance as of 31 December 2021 2,798 172 352 3,322
Balance as of 31 March 2022 2,758 159 340 3,257
Increase in provisions recognized in the income statement 235 67 15 318
Release of provisions recognized in the income statement (14) (7) (5) (27)
Provisions used in conformity with designated purpose (101) (72) (6) (178)
Foreign currency translation / unwind

of discount
(80) (5) (13) (98)
Balance as of 30 June 2022 2,799 142 331 3,272
1 Consists of provisions for losses

resulting from legal, liability

and compliance risks.

2 Primarily consists of

personnel-related restructuring

provisions of USD
102
m as of 30 June 2022

(31 March 2022: USD
114 m;
31 December 2021: USD 125
m) and provisions for

onerous contracts of USD
40
m as of 30 June 2022 (31 March

2022: USD
45 m; 31 December 2021: USD 47
m).

3 Mainly includes

provisions related to real estate,
employee benefits and operational

risks.